Investment in Films and Television Programs - Summary of Company's Investments in Films and Television Programs (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Investments [Line Items]
Investment in films and television programs, net	$ 1,908.2	$ 1,786.7	$ 1,867.9
Released, net of accumulated amortization [Member]
Schedule of Investments [Line Items]
Investment in films and television programs, net	987.8	779.9	663.2
Completed and not released [Member]
Schedule of Investments [Line Items]
Investment in films and television programs, net	296.1	289.8	121.4
In progress [Member]
Schedule of Investments [Line Items]
Investment in films and television programs, net	561.4	649.1	980.1
In development [Member]
Schedule of Investments [Line Items]
Investment in films and television programs, net	$ 62.9	$ 67.9	$ 103.2